Stock Options	9 Months Ended
Sep. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Stock Options

8 Stock Options

On July 27, 2015 under the Long Term Incentive Program 2011, the Company awarded 2,957,760 stock options, including 502,980 stock options granted to members of the Management Board of Fresenius Medical Care Management AG (“Management Board”), the Company’s general partner, at an exercise price of $85.14 (€76.99), a fair value of $16.61 each and a total fair value of $49,126 which will be amortized over the four-year vesting period. The Company also awarded 584,844 shares of phantom stock, including 62,516 shares of phantom stock granted to members of the Management Board at a measurement date fair value of $73.72 (€65.80) each and a total fair value of $43,112, which will be revalued if the fair value changes, and amortized over the four-year vesting period.